Annual Total Returns - Fidelity Government Money Market Fund [BarChart] - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-10 - Fidelity Government Money Market Fund
Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Government Money Market Fund: Premium Class
Bar Chart Table:
Annual Return 2016	0.13%
Annual Return 2017	0.61%
Annual Return 2018	1.58%
Annual Return 2019	1.95%
Annual Return 2020	0.29%
Annual Return 2021	0.01%